UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings
	entries.

Institutional Investment Manager Filing this Report:

Name:     Horan & Associates financial advisors, LTD
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   4/6/04

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:  $108,652
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None













Form 13F Information Table























Value


Investment
Other
Voting Authority
Name of Issuer
Title of Class
 CUSIP
(x$1000)
Shares
SH/PRN
Descretion
Managers
Sole
Shared
None
A O N Corporation
COM
037389103
8950
320681
SH
Sole
N/A
320681
0
0
Amgen Inc
COM
031162100
567
9746
SH
Sole
N/A
9746
0
0
Bellsouth Corporation
COM
079860102
5164
186494
SH
Sole
N/A
186494
0
0
Caesers Entertainment, Inc.
COM
127687101
6823
523220
SH
Sole
N/A
523220
0
0
Centurytel Inc
COM
156700106
7688
279664
SH
Sole
N/A
279664
0
0
Cisco Systems Inc
COM
17275R102
375
15898
SH
Sole
N/A
15898
0
0
Comcast Corp Spl Cl A
COM
20030N200
536
19233
SH
Sole
N/A
19233
0
0
Dell Inc
COM
24702R101
471
14000
SH
Sole
N/A
14000
0
0
Demegen Inc
COM
24804S106
7
201401
SH
Sole
N/A
201401
0
0
Donnelley R R & Sons Co
COM
257867101
4958
163904
SH
Sole
N/A
163904
0
0
H.J. Heinz Co.
COM
423074103
3821
102480
SH
Sole
N/A
102480
0
0
Hasbro Inc
COM
418056107
5962
274111
SH
Sole
N/A
274111
0
0
Interst Bakeries Cp Del
COM
46072H108
2098
184554
SH
Sole
N/A
184554
0
0
Jack In The Box Inc
COM
466367109
1127
45136
SH
Sole
N/A
45136
0
0
Limited Inc
COM
532716107
2056
102825
SH
Sole
N/A
102825
0
0
Mc Donalds Corp
COM
580135101
7087
248049
SH
Sole
N/A
248049
0
0
McGraw-Hill Cos
COM
580645109
7060
92731
SH
Sole
N/A
92731
0
0
Pitney Bowes Inc
COM
724479100
4454
104535
SH
Sole
N/A
104535
0
0
Safeway Inc
COM
786514208
4970
241516
SH
Sole
N/A
241516
0
0
Servicemaster Company
COM
81760N109
2757
229585
SH
Sole
N/A
229585
0
0
T Rowe Price Group Inc.
COM
74144T108
681
12651
SH
Sole
N/A
12651
0
0
Tyco Intl Ltd New
COM
902124106
13453
469564
SH
Sole
N/A
469564
0
0
Tyson Foods Inc Cl A
COM
902494103
5294
293280
SH
Sole
N/A
293280
0
0
Unumprovident Corp
COM
91529Y106
9693
662557
SH
Sole
N/A
662557
0
0
Waste Management Inc Del
COM
94106L109
2600
86159
SH
Sole
N/A
86159
0
0